World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	691,701,493.52	34,601
Yield Supplement Overcollateralization Amount 09/30/15	30,436,339.91	0
Receivables Balance 09/30/15	722,137,833.43	34,601
Principal Payments	24,720,979.57	561
Defaulted Receivables	2,026,853.45	90
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	28,919,858.43	0
Pool Balance at 10/31/15	666,470,141.98	33,950

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	65.41%

Prepayment ABS Speed	1.61%

Overcollateralization Target Amount	29,991,156.39
Actual Overcollateralization	29,991,156.39

Weighted Average APR	3.76%
Weighted Average APR, Yield Adjusted	5.82%
Weighted Average Remaining Term	53.64

Delinquent Receivables:
Past Due 31-60 days	9,900,913.06	438
Past Due 61-90 days	2,565,990.49	118
Past Due 91-120 days	520,128.41	27
Past Due 121+ days	0.00	0
Total	12,987,031.96	583

Total 31+ Delinquent as % Ending Pool Balance	1.95%

Recoveries	1,136,504.34

Aggregate Net Losses/(Gains) - October 2015	890,349.11
Current Net Loss Ratio (Annualized)	1.48%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Flow of Funds	$ Amount

Collections	28,088,944.66
Advances	143.71
Investment Earnings on Cash Accounts	3,658.56
Servicing Fee	(601,781.53)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	27,490,965.40

Distributions of Available Funds
(1) Class A Interest	565,229.13
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	24,095,940.72
(7) Distribution to Certificateholders	2,796,109.30
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	27,490,965.40

Servicing Fee	601,781.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 10/15/15	660,574,926.31
Principal Paid	24,095,940.72
Note Balance @ 11/16/15	636,478,985.59

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2a
Note Balance @ 10/15/15	89,122,463.15
Principal Paid	12,047,970.36
Note Balance @ 11/16/15	77,074,492.79
Note Factor @ 11/16/15	48.1715580%

Class A-2b
Note Balance @ 10/15/15	89,122,463.16
Principal Paid	12,047,970.36
Note Balance @ 11/16/15	77,074,492.80
Note Factor @ 11/16/15	48.1715580%

Class A-3
Note Balance @ 10/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	354,000,000.00
Note Factor @ 11/16/15	100.0000000%

Class A-4
Note Balance @ 10/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	107,600,000.00
Note Factor @ 11/16/15	100.0000000%

Class B
Note Balance @ 10/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	20,730,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	598,915.38
Total Principal Paid	24,095,940.72
Total Paid	24,694,856.10

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	44,561.23
Principal Paid	12,047,970.36
Total Paid to A-2a Holders	12,092,531.59

Class A-2b
One-Month Libor	0.19575%
Coupon	0.42575%
Interest Paid	33,727.90
Principal Paid	12,047,970.36
Total Paid to A-2b Holders	12,081,698.26

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6059873
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.3804607
Total Distribution Amount	24.9864480

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2785077
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	75.2998148
Total A-2a Distribution Amount	75.5783225

A-2b Interest Distribution Amount	0.2107994
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	75.2998148
Total A-2b Distribution Amount	75.5106142

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/15	113,863.49
Balance as of 10/31/15	114,007.20
Change	143.71

Reserve Account
Balance as of 10/15/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2014-B securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2014-B

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 26,878,044.27	$ 1,141,153.70	662	47	$ 715,425.86	1.14%	0.59%
Aug-15	27,452,669.84	1,326,370.88	683	53	540,243.42	0.83%	0.52%
Jul-15	28,208,087.18	1,550,426.47	671	65	586,666.41	0.87%	0.47%
Jun-15	30,306,547.18	1,451,502.81	731	62	566,307.56	0.81%	0.41%
May-15	26,460,598.58	1,373,863.12	612	56	686,979.75	0.95%	0.36%
Apr-15	28,312,970.22	1,554,076.08	625	65	584,981.73	0.78%	0.30%
Mar-15	26,728,933.19	1,296,154.84	509	50	413,537.74	0.54%	0.24%
Feb-15	22,504,080.64	1,575,048.01	392	63	449,757.66	0.57%	0.20%
Jan-15	23,714,976.34	1,661,530.82	400	65	965,308.60	1.19%	0.16%
Dec-14	24,480,400.46	1,253,956.22	377	46	586,843.83	0.70%	0.07%
Nov-14	21,337,282.04	184,350.29	310	7	65,582.98	0.08%	0.01%
Oct-14	40,143,662.68	127,131.73	708	4	76,922.04	0.09%	0.01%